Financial Risk Management - Liquidity Risk - Derivative Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 126.2	$ 234.3
Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	114.6	221.9
3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	11.6	12.4
Equity total return swaps – short positions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	12.1	78.1
Equity total return swaps – short positions | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	12.1	78.1
Equity total return swaps – short positions | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Equity total return swaps – long positions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	15.6	5.1
Equity total return swaps – long positions | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	15.6	5.1
Equity total return swaps – long positions | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	0.0	0.0
Foreign exchange forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	69.7	101.4
Foreign exchange forward contracts | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	58.1	89.0
Foreign exchange forward contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	11.6	12.4
U.S. treasury bond forward contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	28.8	49.7
U.S. treasury bond forward contracts | Less than 3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	28.8	49.7
U.S. treasury bond forward contracts | 3 months to 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 0.0	$ 0.0